SCHEDULE IV - REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life Insurance in Force, Net [Abstract]
Gross Amount	$ 59,722	$ 53,508	$ 49,744
Ceded to Other Companies	26,880	27,802	28,474
Assumed from Other Companies	1,194	637	661
Net Amount	34,036	26,343	21,931
Premiums Earned, Net [Abstract]
Gross Amount	59	38	39
Ceded to Other Companies	39	37	39
Assumed from Other Companies	3	3	1
Premiums	$ 23	$ 4	$ 1
Life Insurance In-Force, Percentage of Amount Assumed to Net	3.50%	2.40%	3.00%
Premiums, Percentage of Amount Assumed to Net	13.00%	75.00%	100.00%
Life insurance and annuities
Premiums Earned, Net [Abstract]
Gross Amount	$ 48	$ 37	$ 39
Ceded to Other Companies	36	37	39
Assumed from Other Companies	3	3	1
Premiums	$ 15	$ 3	$ 1
Premiums, Percentage of Amount Assumed to Net	20.00%	100.00%	100.00%
Accident and health
Premiums Earned, Net [Abstract]
Gross Amount	$ 11	$ 1	$ 0
Ceded to Other Companies	3	0	0
Assumed from Other Companies	0	0	0
Premiums	$ 8	$ 1	$ 0
Premiums, Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%